UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2018
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Global Tactical Commodity Strategy Fund (FTGC)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
       June 30, 2018
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2018

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Consolidated Portfolio of Investments........................................  6
Consolidated Statement of Assets and Liabilities.............................  8
Consolidated Statement of Operations.........................................  9
Consolidated Statements of Changes in Net Assets............................. 10
Consolidated Financial Highlights............................................ 11
Notes to Consolidated Financial Statements................................... 12
Additional Information....................................................... 18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Global Tactical Commodity Strategy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2018


Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Global Tactical Commodity Strategy Fund, which contains detailed information about your investment for the six months ended June 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As 2018 began, there was much enthusiasm for the "Tax Cuts and Jobs Act of 2017" tax reform bill, which President Trump had signed into law on December 22, 2017, and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21% that the new tax package would bring. Early in the new year, many investors were watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace (it had raised rates three times in 2017). Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates this year, on March 21 and June 13. Additionally, they indicated at their June 2018 meeting that two additional rate hikes are expected before year-end.

For the entire first quarter of 2018, increased market volatility was the norm for U.S. markets. The Dow Jones Industrial Average ("DJIA") was off to a strong start in January continuing its very strong performance displayed throughout 2017. However, February was a different story. Early in the month, the DJIA plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks during February, was down more than 3,200 points. However, as February came to a close, the DJIA was back on track and up from the lows experienced earlier in the month.

For the second quarter of 2018, market volatility continued. Increasing trade tensions have had an impact on markets around the world and could continue to do so in the future. The talk from President Trump on tariffs and trade agreements gave many investors pause about the U.S. stock market and its long-standing economic growth and what the future might hold. The DJIA closed out both April and May slightly down but ended June slightly up. Despite this volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

Globally, markets underperformed moderately in the first half of 2018, as the MSCI AC World Index, which captures 23 developed markets and 24 emerging markets, ended the six-month period down just slightly. Analysts believe European companies are set up for growing earnings and credit upswings, which seems to bode well for global market performance. In addition, we believe the longer-term drivers of positive demographics, lower debt levels and improving productivity may lead to a multi-year cyclical upswing in emerging market economic fundamentals.

We continue to believe that one should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals. Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)

First Trust Global Tactical Commodity Strategy Fund's (the "Fund") investment objective is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve attractive risk-adjusted return by investing in commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund will not invest directly in Commodities instruments. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor (the "Advisor").

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, references to the Fund's investments include the Fund's indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Subsidiary seeks to make investments generally in Commodities Instruments while managing volatility. Investment weightings of the underlying Commodities Instruments held by the Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process is designed to result in a disciplined, systematic investment process, which is keyed off of the Advisor's volatility forecasting process. The Subsidiary may have both long and short positions in Commodities Instruments. However, for a given Commodity Instrument the Subsidiary will provide a net long exposure.

The remainder of the Fund's assets will primarily be invested in: (1) short-term investment grade fixed income securities that include U.S. government and agency securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements; (2) money market instruments; (3) ETFs and other investment companies registered under the Investment Company Act of 1940, as amended; and
(4) cash and other cash equivalents. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodities Instruments exposure on a day-to-day basis.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL            CUMULATIVE
                                                                                        TOTAL RETURNS           TOTAL RETURNS
                                                   6 Months Ended    1 Year Ended    Inception (10/22/13)    Inception (10/22/13)
                                                      6/30/18          6/30/18            to 6/30/18              to 6/30/18
FUND PERFORMANCE
NAV                                                    -0.24%            6.44%              -7.35%                 -30.08%
Market Price                                           -0.05%            6.23%              -7.37%                 -30.15%

INDEX PERFORMANCE
Bloomberg Commodity Index                               0.00%            7.35%              -7.39%                 -30.23%
S&P GSCI(R) Total Return Index                         10.36%           30.04%             -10.92%                 -41.86%
S&P 500(R) Index                                        2.65%           14.37%              12.09%                  70.74%
---------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC) (CONTINUED)

--------------------------------------------------------------------------------------------------
                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 OCTOBER 22, 2013 - JUNE 30, 2018

             First Trust Global
             Tactical Commodity            Bloomberg           S&P GSCI(R) Total        S&P 500(R)
            Strategy Fund (FTGC)        Commodity Index          Return Index             Index
10/22/13          $10,000                   $10,000                 $10,000              $10,000
12/31/13            9,930                     9,817                   9,952               10,580
6/30/14            11,237                    10,512                  10,520               11,335
12/31/14            8,749                     8,147                   6,661               12,089
6/30/15             8,259                     8,020                   6,647               12,177
12/31/15            6,775                     6,138                   4,472               12,195
6/30/16             7,195                     6,952                   4,913               12,664
12/31/16            6,811                     6,861                   4,981               13,654
6/30/17             6,568                     6,500                   4,471               14,929
12/31/17            7,008                     6,977                   5,268               16,634
6/30/18             6,992                     6,977                   5,814               17,075
--------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 23, 2013 (commencement of trading) through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%      1.00%-1.99%    >=2.00%
10/23/13 - 12/31/13          36               0                0             0
1/1/14 - 12/31/14           188               5                1             0
1/1/15 - 12/31/15           122               4                1             0
1/1/16 - 12/31/16           142               1                0             0
1/1/17 - 12/31/17           120               1                0             0
1/1/18 - 6/30/18             67               0                0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/23/13 - 12/31/13           9               3               0              0
1/1/14 - 12/31/14            57               1               0              0
1/1/15 - 12/31/15           124               1               0              0
1/1/16 - 12/31/16           109               0               0              0
1/1/17 - 12/31/17           130               0               0              0
1/1/18 - 6/30/18             58               0               0              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Global Tactical Commodity Strategy Fund (the "Fund" or "FTGC"). In its capacity as the Fund's investment advisor, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2018 (UNAUDITED)

As a shareholder of First Trust Global Tactical Commodity Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                  JANUARY 1, 2018     JUNE 30, 2018        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST GLOBAL TACTICAL COMMODITY
    STRATEGY FUND (FTGC)
Actual                                               $1,000.00          $  997.60           0.95%             $4.71
Hypothetical (5% return before expenses)             $1,000.00          $1,020.08           0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2018 through June 30, 2018), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2018 (UNAUDITED)

  PRINCIPAL                                                                          STATED         STATED
    VALUE                                 DESCRIPTION                                COUPON        MATURITY         VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
TREASURY BILLS - 83.6%

$  25,000,000  U.S. Treasury Bill (a)...........................................       (b)         07/19/18     $  24,979,547
   82,000,000  U.S. Treasury Bill (a)...........................................       (b)         08/09/18        81,842,686
   25,000,000  U.S. Treasury Bill (a)...........................................       (b)         08/23/18        24,934,323
   25,000,000  U.S. Treasury Bill (a)...........................................       (b)         09/06/18        24,914,177
   25,000,000  U.S. Treasury Bill (a)...........................................       (b)         09/20/18        24,896,111
   25,000,000  U.S. Treasury Bill (a)...........................................       (b)         10/11/18        24,865,070
   15,000,000  U.S. Treasury Bill (a)...........................................       (b)         11/01/18        14,900,112
   30,000,000  U.S. Treasury Bill (a)...........................................       (b)         12/06/18        29,735,062
                                                                                                                -------------
               TOTAL INVESTMENTS - 83.6% .....................................................................    251,067,088
               (Cost $251,042,483) (c)

               NET OTHER ASSETS AND LIABILITIES - 16.4% ......................................................     49,285,441
                                                                                                                -------------
               NET ASSETS - 100.0% ...........................................................................  $ 300,352,529
                                                                                                                =============

-----------------------------

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2018 (See Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                         NUMBER           NOTIONAL       EXPIRATION      (DEPRECIATION)/
                                                      OF CONTRACTS         VALUE            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
------------------------------------------------------------------------------------------------------------------------
Brent Crude Futures                                       153           $ 12,122,190       Jul-18        $       618,192
Brent Crude Futures                                        87              6,860,820       Aug-18              1,058,821
Cattle Feeder Futures                                      54              4,085,775       Aug-18                155,431
Cocoa Futures                                             270              6,782,400       Sep-18                278,483
Coffee "C" Futures                                         27              1,165,388       Sep-18                (40,294)
Copper Futures                                            376             27,880,400       Sep-18             (2,214,888)
Corn Futures                                               58              1,076,625       Dec-18                (46,228)
Cotton No. 2 Futures                                      174              7,301,040       Dec-18               (536,091)
Gasoline RBOB Futures                                      94              8,492,938       Jul-18                396,113
Gasoline RBOB Futures                                      89              7,969,790       Aug-18                746,846
Gasoline RBOB Futures                                      55              4,599,441       Oct-18                124,042
Gold 100 Oz. Futures                                      332             41,649,400       Aug-18             (1,478,012)
KC HRW Wheat Futures                                      493             12,041,525       Sep-18               (987,355)
Lean Hogs Futures                                          56              1,856,400       Jul-18                 79,918
Lean Hogs Futures                                          30                917,400       Aug-18                 22,890
Live Cattle Futures                                       196              8,367,240       Aug-18                313,585
LME Lead Futures                                           75              4,519,687       Sep-18               (145,881)
LME Nickel Futures                                         77              6,881,259       Sep-18                (36,315)
LME Primary Aluminum Futures                              170              9,059,937       Sep-18               (643,125)
LME Zinc Futures                                           67              4,785,475       Sep-18               (328,481)
Low Sulphur Gasoil "G" Futures                             65              4,398,875       Aug-18                 20,354
Natural Gas Futures                                       359             10,414,590       Aug-18                171,970
NY Harbor ULSD Futures                                    133             12,343,384       Jul-18                470,732
NY Harbor ULSD Futures                                     53              4,933,261       Aug-18                220,321
Platinum Futures                                           15                643,275       Oct-18                (31,699)
Silver Futures                                            151             12,229,490       Sep-18               (122,619)
Soybean Futures                                           400             17,600,000       Nov-18             (1,117,685)


Page 6          See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2018 (UNAUDITED)

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                         NUMBER           NOTIONAL       EXPIRATION      (DEPRECIATION)/
                                                      OF CONTRACTS         VALUE            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG (CONTINUED):
------------------------------------------------------------------------------------------------------------------------
Soybean Meal Futures                                      408           $ 13,500,720       Sep-18        $      (922,576)
Soybean Meal Futures                                      369             12,173,310       Dec-18               (909,325)
Soybean Oil Futures                                       101              1,802,244       Dec-18                (54,587)
Sugar #11 (World) Futures                                 907             12,444,040       Sep-18                (13,719)
WTI Crude Futures                                          79              5,857,850       Jul-18                719,452
WTI Crude Futures                                          57              4,130,220       Aug-18                737,868
WTI Crude Futures                                          14                992,880       Sep-18                121,405
WTI Crude Futures                                          45              3,157,200       Oct-18                 93,564
                                                                        ------------                     ---------------
                                                                        $295,036,469                     $    (3,278,863)
                                                                        ============                     ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,374,622 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,628,880. The net unrealized depreciation was $3,254,258. The amounts presented are inclusive of derivative contracts.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2018         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Treasury Bills.......................................  $251,067,088    $         --    $251,067,088    $         --
Futures Contracts....................................     6,350,017       6,350,017              --              --
                                                       ------------    ------------    ------------    ------------
Total................................................  $257,417,105    $  6,350,017    $251,067,088    $         --
                                                       ============    ============    ============    ============

                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2018         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $ (9,628,880)   $ (9,628,880)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.


                See Notes to Consolidated Financial Statements            Page 7

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $  251,067,088
Cash...................................................................           44,102,707
Cash segregated as collateral for open futures contracts...............            8,514,211
Receivables:
   Variation margin....................................................            6,350,017
   Due from broker.....................................................              174,719
Other assets...........................................................                2,569
                                                                              --------------
   Total Assets........................................................          310,211,311
                                                                              --------------
LIABILITIES:
Payables:
   Variation margin....................................................            9,628,880
   Investment advisory fees............................................              229,902
                                                                              --------------
   Total Liabilities...................................................            9,858,782
                                                                              --------------
NET ASSETS.............................................................       $  300,352,529
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  299,800,973
Par value..............................................................              145,033
Accumulated net investment income (loss)...............................           (1,276,818)
Accumulated net realized gain (loss) on futures........................            4,937,599
Net unrealized appreciation (depreciation) on investments and futures..           (3,254,258)
                                                                              --------------
NET ASSETS.............................................................       $  300,352,529
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        20.71
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           14,503,334
                                                                              ==============
Investments, at cost...................................................       $  251,042,483
                                                                              ==============


Page 8          See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $    1,647,474
                                                                              --------------
   Total investment income.............................................            1,647,474
                                                                              --------------

EXPENSES:
Investment advisory fees...............................................            1,097,243
Excise tax expense.....................................................                1,893
                                                                              --------------
   Total expenses......................................................            1,099,136
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................              548,338
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on futures....................................            4,937,599
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................               24,605
   Futures.............................................................           (9,217,851)
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................           (9,193,246)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (4,255,647)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $   (3,707,309)
                                                                              ==============


                See Notes to Consolidated Financial Statements            Page 9

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED                YEAR
                                                                                6/30/2018             ENDED
                                                                               (UNAUDITED)          12/31/2017
                                                                              --------------      --------------
OPERATIONS:
Net investment income (loss)................................................  $      548,338      $     (500,923)
Net realized gain (loss)....................................................       4,937,599          (2,017,325)
Net change in unrealized appreciation (depreciation)........................      (9,193,246)          7,999,107
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from operations.............      (3,707,309)          5,480,859
                                                                              --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................         (95,032)         (2,260,617)
                                                                              --------------      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................................     126,564,300          90,418,865
Cost of shares redeemed.....................................................     (10,414,060)       (104,931,821)
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions.............................................................     116,150,240         (14,512,956)
                                                                              --------------      --------------
Total increase (decrease) in net assets.....................................     112,347,899         (11,292,714)

NET ASSETS:
Beginning of period.........................................................     188,004,630         199,297,344
                                                                              --------------      --------------
End of period...............................................................  $  300,352,529      $  188,004,630
                                                                              ==============      ==============
Accumulated net investment income (loss) at end of period...................  $   (1,276,818)     $   (1,730,124)
                                                                              ==============      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................................       9,053,334           9,753,334
Shares sold.................................................................       5,950,000           4,450,000
Shares redeemed.............................................................        (500,000)         (5,150,000)
                                                                              --------------      --------------
Shares outstanding, end of period...........................................      14,503,334           9,053,334
                                                                              ==============      ==============


Page 10         See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS
                                            ENDED                       YEAR ENDED DECEMBER 31,                        PERIOD
                                          6/30/2018     --------------------------------------------------------       ENDED
                                         (UNAUDITED)       2017           2016           2015           2014       12/31/2013 (a)
                                         -----------    -----------    -----------    -----------    -----------   --------------
Net asset value, beginning of period....  $   20.77      $   20.43      $   20.32      $   26.24      $   29.78       $  29.99
                                          ---------      ---------      ---------      ---------      ---------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............       0.11          (0.03)         (0.20)         (0.34)         (0.38)         (0.05)
Net realized and unrealized gain
   (loss)...............................      (0.16)          0.62           0.31          (5.58)         (3.16)         (0.16)
                                          ---------      ---------      ---------      ---------      ---------       --------
Total from investment operations........      (0.05)          0.59           0.11          (5.92)         (3.54)         (0.21)
                                          ---------      ---------      ---------      ---------      ---------       --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................      (0.01)         (0.25)            --             --             --             --
                                          ---------      ---------      ---------      ---------      ---------       --------
Net asset value, end of period..........  $   20.71      $   20.77      $   20.43      $   20.32      $   26.24       $  29.78
                                          =========      =========      =========      =========      =========       ========
TOTAL RETURN (b)........................      (0.24)%         2.89%          0.54%        (22.56)%       (11.89)%        (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....  $ 300,353      $ 188,005      $ 199,297      $ 184,000      $ 175,910       $  3,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets...............................       0.95% (c)      0.95%          0.95%          0.95%          0.95%          0.95% (c)
Ratio of net investment income (loss) to
   average net assets...................       0.47% (c)     (0.33)%        (0.81)%        (0.92)%        (0.92)%        (0.92)% (c)
Portfolio turnover rate (d).............         0%              0%             0%             0%             0%             0%

(a) Inception date is October 22, 2013, which is consistent with the commencement of investment operations. First Trust Portfolios L.P. seeded the Fund on September 9, 2013, in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                See Notes to Consolidated Financial Statements           Page 11

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FTGC on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on October 22, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2018, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Consolidated Statement of Operations.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At June 30, 2018, the Fund had restricted cash held of $8,514,211, which is included in "Cash segregated as collateral for open futures contracts" on the Consolidated Statement of Assets and Liabilities.

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended December 31, 2017, was as follows:

Distributions paid from:
Ordinary income                     $    2,260,617

As of December 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

         Undistributed         Accumulated        Net Unrealized
           Ordinary            Capital and         Appreciation
            Income             Other Gains        (Depreciation)
        ---------------      ---------------      ---------------
           $ 94,423            $ (565,314)          $ 6,504,302

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2017, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of June 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the six months ended June 30, 2018, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at June 30, 2018, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                                      --------------------------------------------    --------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVE                               STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   -----------
Futures           Commodity Risk      Variation Margin Receivable      $ 6,350,017    Variation Margin Payable         $ 9,628,880

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-------------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                                 $ 4,937,599
Net change in unrealized appreciation (depreciation) on futures      (9,217,851)

During the six months ended June 30, 2018, the notional values of futures contracts opened and closed were $899,443,206 and $782,218,022, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2020.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO SOME OR ALL OF THE FUNDS ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund's corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. To the extent a Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

FUND OF FUNDS RISK. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.

INDEX CONSTITUENT RISK. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below its net asset value during certain periods.

MANAGEMENT RISK. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund's investment portfolio, the Fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

MARKET RISK. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. (the "Advisor" ) on behalf of the First Trust Global Tactical Commodity Strategy Fund (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2019 at a meeting held on June 11, 2018. Because the Fund invests in commodity futures contracts and exchange-traded commodity linked instruments through a wholly-owned subsidiary of the Fund (the "Subsidiary"), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the "Subsidiary Agreement" and together with the Fund Agreement, the "Agreements") with the Advisor for the Subsidiary, also for a one-year period. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 23, 2018 and June 11, 2018, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (which were either exchange-traded notes ("ETNs") or exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of the Fund as compared to expense ratios of the funds and ETNs in the Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 23, 2018, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 11, 2018 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and between the Advisor and the Subsidiary continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Fund and the Subsidiary, and reviewed all of the services provided by the Advisor to the Trust, the Fund and the Subsidiary, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Alternatives Investment Team is responsible for the day-to-day management of the Fund's and the Subsidiary's investments. The Board considered the background and experience of the members of the Alternatives Investment Team and noted the Board's prior meetings with members of the Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 23, 2018 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with the Fund's investment objective, policies and restrictions.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           JUNE 30, 2018 (UNAUDITED)

The Board considered the unitary fee rate payable by the Fund under the Fund Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that First Trust receives no compensation under the Subsidiary Agreement and pays the expenses of the Subsidiary. The Board received and reviewed information showing the unitary fee rates and expense ratios of the peer funds and ETNs in the Peer Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund's Peer Group included peer funds and ETNs that pay a unitary fee and because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds and ETNs in the Peer Group. With respect to the Peer Group, the Board noted its prior discussions with the Advisor and MPI regarding the assembly of the Peer Group and, at the April 23, 2018 meeting, discussed limitations in creating peer groups for actively-managed ETFs, including the limited number of actively-managed ETFs following a commodity-based strategy and that most of the members of the Peer Group were index-based ETFs and ETNs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2017 to the performance of the peer funds and ETNs in the Peer Group and to that of three benchmark indexes. Based on the information provided, the Board noted that the Fund outperformed the Bloomberg Commodity Index for the one-year period ended December 31, 2017 and the S&P GSCI for the three-year period ended December 31, 2017 but underperformed the Peer Group average and the S&P 500 Index for the one- and three-year periods ended December 31, 2017, the S&P GSCI for the one-year period ended December 31, 2017 and the Bloomberg Commodity Index for the three-year period ended December 31, 2017.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to make investments in infrastructure and personnel. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2017 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.


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


FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Alternative Absolute Return Strategy ETF (FAAR)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
       June 30, 2018
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2018

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Consolidated Portfolio of Investments........................................  6
Consolidated Statement of Assets and Liabilities.............................  8
Consolidated Statement of Operations.........................................  9
Consolidated Statements of Changes in Net Assets............................. 10
Consolidated Financial Highlights............................................ 11
Notes to Consolidated Financial Statements................................... 12
Additional Information....................................................... 18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Alternative Absolute Return Strategy ETF (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2018


Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Alternative Absolute Return Strategy ETF, which contains detailed information about your investment for the six months ended June 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As 2018 began, there was much enthusiasm for the "Tax Cuts and Jobs Act of 2017" tax reform bill, which President Trump had signed into law on December 22, 2017, and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21% that the new tax package would bring. Early in the new year, many investors were watching the Federal Reserve (the "Fed") and its signaled intent to continue raising interest rates at a gradual pace (it had raised rates three times in 2017). Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates this year, on March 21, and June 13. Additionally, they indicated at their June 2018 meeting that two additional rate hikes are expected before year-end.

For the entire first quarter of 2018, increased market volatility was the norm for U.S. markets. The Dow Jones Industrial Average ("DJIA") was off to a strong start in January continuing its very strong performance displayed throughout 2017. However, February was a different story. Early in the month, the DJIA plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks during February, was down more than 3,200 points. However, as February came to a close, the DJIA was back on track and up from the lows experienced earlier in the month.

For the second quarter of 2018, market volatility continued. Increasing trade tensions have had an impact on markets around the world and could continue to do so in the future. The talk from President Trump on tariffs and trade agreements gave many investors pause about the U.S. stock market and its long-standing economic growth and what the future might hold. The DJIA closed out both April and May slightly down but ended June slightly up. Despite this volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

Globally, markets underperformed moderately in the first half of 2018, as the MSCI AC World Index, which captures 23 developed markets and 24 emerging markets, ended the six-month period down just slightly. Analysts believe European companies are set up for growing earnings and credit upswings, which seems to bode well for global market performance. In addition, we believe the longer-term drivers of positive demographics, lower debt levels and improving productivity may lead to a multi-year cyclical upswing in emerging market economic fundamentals.

We continue to believe that one should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals. Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)

The First Trust Alternative Absolute Return Strategy ETF (the "Fund") seeks to provide investors with long-term total return. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAAR." The Fund is an actively managed exchange-traded fund that seeks to achieve long-term total return through long and short investments in exchange-traded commodity futures contracts ("Commodity Futures") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund does not invest directly in Commodity Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Futures. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodity Futures. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary's holdings will primarily consist of Commodity Futures, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price at a settlement date in the future. The Fund, through the Subsidiary, engages in trading on commodity markets both inside and outside of the United States on behalf of the Fund. The Fund, through the Subsidiary, may invest in a range of Commodity Futures and markets as determined by the Fund's investment advisor from time to time. The remainder of the Fund's assets will primarily be invested in: (1) U.S. government and agency securities with maturities of five years or less; (2) short-term repurchase agreements; (3) money market instruments; and (4) cash. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodity Futures exposure on a day-to-day basis.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (5/18/16)         (5/18/16)
                                                               6/30/18          6/30/18         to 6/30/18       to 6/30/18
FUND PERFORMANCE
NAV                                                             -1.08%            4.75%           -0.23%           -0.49%
Market Price                                                    -0.95%            2.41%           -0.20%           -0.42%

INDEX PERFORMANCE
3 Month U.S. Treasury Bills + 3%                                 2.33%            4.44%            3.96%            8.58%
Bloomberg Commodity Index                                        0.00%            7.35%            2.08%            4.45%
S&P 500(R) Index                                                 2.65%           14.37%           16.64%           38.54%
---------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR) (CONTINUED)

----------------------------------------------------------------------------------------------
                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 18, 2016 - JUNE 30, 2018

            First Trust Alternative
            Absolute Return Strategy       3 Month U.S.           Bloomberg       S&P 500(R)
                   ETF (FAAR)           Treasury Bills + 3%    Commodity Index      Index
5/18/16             $10,000                   $10,000              $10,000         $10,000
6/30/16               9,930                    10,041               10,407          10,274
12/31/16              9,483                    10,212               10,271          11,077
6/30/17               9,500                    10,398                9,731          12,112
12/31/17             10,060                    10,612               10,446          13,495
6/30/18               9,951                    10,859               10,446          13,853
----------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 19, 2016 (commencement of trading) through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 12/31/16          72              40               0              0
1/1/17 - 12/31/17           43              70              68              7
1/1/18 - 6/30/18           100               7               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 12/31/16           27              16               2              0
1/1/17 - 12/31/17            44              17               2              0
1/1/18 - 6/30/18             18               0               0              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2018 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Alternative Absolute Return Strategy ETF Fund (the "Fund" or "FAAR"). In its capacity as the Fund's investment advisor, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2018 (UNAUDITED)

As a shareholder of First Trust Alternative Absolute Return Strategy ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING           ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                  JANUARY 1, 2018     JUNE 30, 2018        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST ALTERNATIVE ABSOLUTE RETURN
   STRATEGY ETF (FAAR)
Actual                                               $1,000.00          $  989.20           0.95%             $4.69
Hypothetical (5% return before expenses)             $1,000.00          $1,020.08           0.95%             $4.76


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2018 through June 30, 2018), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2018 (UNAUDITED)

  PRINCIPAL                                                                          STATED         STATED
    VALUE                                 DESCRIPTION                                COUPON        MATURITY         VALUE
-------------  -----------------------------------------------------------------  -------------  -------------  -------------
TREASURY BILLS - 56.2%

$   2,000,000  U.S. Treasury Bill (a)...........................................       (b)         07/19/18     $   1,998,364
    3,000,000  U.S. Treasury Bill (a)...........................................       (b)         08/09/18         2,994,244
    1,000,000  U.S. Treasury Bill (a)...........................................       (b)         08/23/18           997,373
      500,000  U.S. Treasury Bill (a)...........................................       (b)         09/20/18           497,922
    1,000,000  U.S. Treasury Bill (a)...........................................       (b)         10/11/18           994,603
      500,000  U.S. Treasury Bill (a)...........................................       (b)         11/01/18           496,670
    1,000,000  U.S. Treasury Bill (a)...........................................       (b)         12/06/18           991,169
                                                                                                                -------------
               TOTAL INVESTMENTS - 56.2%......................................................................      8,970,345
               (Cost $8,969,467) (c)

               NET OTHER ASSETS AND LIABILITIES - 43.8%.......................................................      6,991,691
                                                                                                                -------------
               NET ASSETS - 100.0%............................................................................  $  15,962,036
                                                                                                                =============

-----------------------------

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2018 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                         NUMBER           NOTIONAL       EXPIRATION      (DEPRECIATION)/
                                                      OF CONTRACTS         VALUE            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
------------------------------------------------------------------------------------------------------------------------
Brent Crude Futures                                        7            $    552,020       Aug-18        $        65,141
Brent Crude Futures                                        7                 554,610       Jul-18                 22,330
Cocoa Futures                                              7                 175,840       Sep-18                  3,697
Copper Futures                                             6                 444,900       Sep-18                (16,261)
Cotton No.2 Futures                                        3                 125,880       Dec-18                   (775)
Gasoline RBOB Futures                                      5                 451,752       Jul-18                 22,395
Gasoline RBOB Futures                                      2                 167,252       Oct-18                  2,377
Gasoline RBOB Futures                                      3                 268,645       Aug-18                 20,697
Gold 100 Oz Futures                                        6                 752,700       Aug-18                (14,220)
Live Cattle Futures                                        6                 256,140       Aug-18                  8,838
LME Lead Futures                                           3                 180,787       Sep-18                 (4,194)
LME Nickel Futures                                         1                  89,367       Sep-18                   (186)
LME Primary Aluminum Futures                               2                 106,588       Sep-18                 (4,406)
LME Zinc Futures                                           7                 499,975       Sep-18                (17,719)
Low Sulphur Gasoil "G" Futures                             5                 338,375       Aug-18                  9,253
Natural Gas Futures                                        1                  29,010       Aug-18                   (490)
NY Harbor ULSD Futures                                     5                 465,402       Aug-18                 20,540
Platinum Futures                                           6                 257,310       Oct-18                 (8,435)
Silver Futures                                             4                 323,960       Sep-18                 (1,391)
Soybean Futures                                            9                 396,000       Nov-18                (12,232)
Soybean Meal Futures                                       9                 296,910       Dec-18                (22,025)
Soybean Meal Futures                                      14                 463,260       Sep-18                 (4,053)
Sugar #11 (World) Futures                                 59                 809,480       Sep-18                 (5,467)
WTI Crude Futures                                          7                 496,440       Sep-18                 28,160
                                                                        ------------                     ---------------
                                                                        $  8,502,603                     $        91,574
                                                                        ------------                     ---------------


Page 6          See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2018 (UNAUDITED)

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                         NUMBER           NOTIONAL       EXPIRATION      (DEPRECIATION)/
                                                      OF CONTRACTS         VALUE            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
------------------------------------------------------------------------------------------------------------------------
Cattle Feeder Futures                                      2            $   (151,325)      Aug-18        $        (4,125)
Coffee "C" Futures                                        19                (820,087)      Sep-18                 35,816
Corn Futures                                              40                (742,500)      Dec-18                  8,800
KC HRW Wheat Futures                                       8                (195,400)      Sep-18                  5,603
Lean Hogs Futures                                         16                (489,280)      Aug-18                (11,190)
Soybean Oil Futures                                       16                (285,504)      Dec-18                  2,166
Wheat (CBT) Futures                                        9                (225,562)      Sep-18                  5,142
                                                                        ------------                     ---------------
                                                                        $ (2,909,658)                    $        42,212
                                                                        ------------                     ---------------
                                                       TOTAL            $  5,592,945                     $       133,786
                                                                        ============                     ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $261,833 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $127,169. The net unrealized appreciation was $134,664. The amounts presented are inclusive of derivative contracts.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2018         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Treasury Bills.......................................  $  8,970,345    $         --    $  8,970,345    $         --
Futures Contracts....................................       260,955         260,955              --              --
                                                       ------------    ------------    ------------    ------------
Total................................................  $  9,231,300    $    260,955    $  8,970,345    $         --
                                                       ============    ============    ============    ============


                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        6/30/2018         PRICES          INPUTS          INPUTS
                                                       ------------    ------------    ------------    ------------
Futures Contracts....................................  $   (127,169)   $   (127,169)   $         --    $         --
                                                       ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.


                See Notes to Consolidated Financial Statements            Page 7

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $    8,970,345
Cash...................................................................            6,713,392
Cash segregated as collateral for open futures contracts...............              159,947
Variation margin receivable............................................              260,955
                                                                              --------------
   Total Assets........................................................           16,104,639
                                                                              --------------
LIABILITIES:
Payables:
   Variation margin....................................................              127,169
   Investment advisory fees............................................                8,507
   Due to broker.......................................................                6,927
                                                                              --------------
   Total Liabilities...................................................              142,603
                                                                              --------------
NET ASSETS.............................................................       $   15,962,036
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   15,907,743
Par value..............................................................                5,500
Accumulated net investment income (loss)...............................                7,537
Accumulated net realized gain (loss) on investments and futures........              (93,408)
Net unrealized appreciation (depreciation) on investments and futures..              134,664
                                                                              --------------
NET ASSETS.............................................................       $   15,962,036
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        29.02
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              550,002
                                                                              ==============
Investments, at cost...................................................       $    8,969,467
                                                                              ==============


Page 8          See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $       56,359
                                                                              --------------
   Total investment income.............................................               56,359
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................               42,203
                                                                              --------------
   Total expenses......................................................               42,203
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................               14,156
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on futures....................................              (93,408)
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................                  878
   Futures.............................................................               (1,835)
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................                 (957)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (94,365)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      (80,209)
                                                                              ==============



                See Notes to Consolidated Financial Statements            Page 9

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED                YEAR
                                                                                6/30/2018             ENDED
                                                                               (UNAUDITED)          12/31/2017
                                                                              --------------      --------------
OPERATIONS:
Net investment income (loss)................................................  $       14,156      $      (18,662)
Net realized gain (loss)....................................................         (93,408)            255,344
Net change in unrealized appreciation (depreciation)........................            (957)            158,345
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from operations.............         (80,209)            395,027
                                                                              --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................          (3,540)           (207,452)
                                                                              --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................................       8,708,102           7,266,827
Cost of shares redeemed.....................................................              --          (2,961,765)
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions.............................................................       8,708,102           4,305,062
                                                                              --------------      --------------
Total increase (decrease) in net assets.....................................       8,624,353           4,492,637
NET ASSETS:
Beginning of period.........................................................       7,337,683           2,845,046
                                                                              --------------      --------------
End of period...............................................................  $   15,962,036      $    7,337,683
                                                                              ==============      ==============
Accumulated net investment income (loss) at end of period...................  $        7,537      $       (3,079)
                                                                              ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................................         250,002             100,002
Shares sold.................................................................         300,000             250,000
Shares redeemed.............................................................              --            (100,000)
                                                                              --------------      --------------
Shares outstanding, end of period...........................................         550,002             250,002
                                                                              ==============      ==============


Page 10         See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SIX MONTHS                    FOR THE PERIOD
                                                                      ENDED          YEAR        5/18/2016 (a)
                                                                    6/30/2018        ENDED          THROUGH
                                                                   (UNAUDITED)    12/31/2017       12/31/2016
                                                                   -----------    -----------    --------------
Net asset value, beginning of period............................    $   29.35      $   28.45        $  30.00
                                                                    ---------      ---------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.04          (0.10) (b)      (0.15)
Net realized and unrealized gain (loss).........................        (0.36)          1.83           (1.40)
                                                                    ---------      ---------        --------
Total from investment operations................................        (0.32)          1.73           (1.55)
                                                                    ---------      ---------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.01)         (0.83)             --
                                                                    ---------      ---------        --------
Net asset value, end of period..................................    $   29.02      $   29.35        $  28.45
                                                                    =========      =========        ========
TOTAL RETURN (c)................................................        (1.05)%         6.08%          (5.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  15,962      $   7,338        $  2,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.95% (d)      0.95%           0.95% (d)
Ratio of net investment income (loss) to average net assets.....         0.32% (d)     (0.33)%         (0.82)% (d)
Portfolio turnover rate (e).....................................            0%             0%              0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016 in order to provide initial capital required by SEC rules.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


                See Notes to Consolidated Financial Statements           Page 11

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Alternative Absolute Return Strategy ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FAAR on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on May 18, 2016. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash or, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts ("Commodities Futures"). The Fund does not invest directly in Commodities Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2018, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Consolidated Statement of Operations.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At June 30, 2018, the Fund had restricted cash held of $159,947, which is included in "Cash segregated as collateral for open futures contracts" on the Consolidated Statement of Assets and Liabilities.

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended December 31, 2017, was as follows:

Distributions paid from:
Ordinary income                     $  207,452

As of December 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

                                                        Net
         Undistributed         Accumulated          Unrealized
           Ordinary            Capital and         Appreciation
            Income             Other Gains        (Depreciation)
        ---------------      ---------------      ---------------
            $ 3,533              $ 8,533             $ 127,088

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2017, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016 and 2017 remain open to federal and state audit. As of June 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the period ended June 30, 2018, the Fund did not have any in-kind purchases or sales.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at June 30, 2018, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                                      --------------------------------------------    --------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVES                              STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   -----------
Futures           Commodity Risk      Variation Margin Receivable      $   260,955    Variation Margin Payable          $  127,169

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended June 30, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-------------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                                 $   (93,408)
Net change in unrealized appreciation (depreciation) on futures          (1,835)

During the period ended June 30, 2018, the notional values of futures contracts opened and closed were $40,249,381 and $35,812,111, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2020.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO SOME OR ALL OF THE FUNDS ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund's corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. To the extent a Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

FIXED INCOME SECURITIES RISK. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

FUND OF FUNDS RISK. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.

INDEX CONSTITUENT RISK. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below its net asset value during certain periods.

MANAGEMENT RISK. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund's investment portfolio, the Fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

MARKET RISK. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Fund Agreement") with First Trust Advisors L.P. (the "Advisor" ) on behalf of the First Trust Alternative Absolute Return Strategy ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2019 at a meeting held on June 11, 2018. Because the Fund invests in commodity futures contracts and exchange-traded commodity linked instruments through a wholly-owned subsidiary of the Fund, the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the "Subsidiary Agreement" and, together with the Fund Agreement, the "Agreements") with the Advisor for the wholly-owned subsidiary (the "Subsidiary"), also for a one-year period. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 23, 2018 and June 11, 2018, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (which were either mutual funds or exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of the Fund as compared to expense ratios of the funds in the Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 23, 2018, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 11, 2018 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and between the Advisor and the Subsidiary continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary, and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor's Alternatives Investment Team is responsible for the day-to-day management of the Fund's and the Subsidiary's investments. The Board considered the background and experience of the members of the Alternatives Investment Team and noted the Board's prior meetings with members of the Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 23, 2018 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with the Fund's investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Fund Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding interest, taxes, brokerage

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           JUNE 30, 2018 (UNAUDITED)

commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor receives no compensation under the Subsidiary Agreement and pays the expenses of the Subsidiary. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Peer Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund's Peer Group included peer funds that pay a unitary fee and because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the Peer Group. With respect to the Peer Group, the Board noted its prior discussions with the Advisor and MPI regarding the assembly of the Peer Group and, at the April 23, 2018 meeting, discussed limitations in creating peer groups for actively- managed ETFs, including the limited number of actively-managed ETFs following an absolute return strategy and that most of the peer funds were either index-based ETFs or open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to the Fund.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board received and reviewed information comparing the Fund's performance for the one-year period ended December 31, 2017 to the performance of the peer funds in the Peer Group and to that of three benchmark indexes. Based on the information provided, the Board noted that the Fund outperformed the Peer Group average, the Bloomberg Commodity Index and 3 Month U.S. Treasury Bills + 3% for the one-year period ended December 31, 2017 but underperformed the S&P 500 Index for the one-year period ended December 31, 2017.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to make investments in additional infrastructure and personnel. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2017 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VII
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 4, 2018
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 4, 2018
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 4, 2018
     -------------------

* Print the name and title of each signing officer under his or her signature.